UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

           Report for the Calendar Year or Quarter Ended: June 30, 2009
               Check here if Amendment [ ]; Amendment Number:____
              This Amendment (Check only one): [ ] is a restatement
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                    Name:     CAK Capital Management, Inc.
                              d/b/a/ Knott Capital Management
                    Address:  224 Valley Creek Blvd.
                              Suite 100
                              Exton, PA 19341

                         Form 13F File Number: 28-11364

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                        Name:  Megan Chatley
                        Title: Chief Compliance Officer
                        Phone: (610) 854-6000

                     Signature, Place, and Date of Signing:


        /s/ Megan Chatley           Exton, PA             July 31, 2009
       -------------------      ------------------       ----------------
            Megan Chatley          City, State                Date

                                  Report Type:
                            [X] 13F HOLDINGS REPORT.
                                 [ ] 13F NOTICE.
                           [ ] 13F COMBINATION REPORT.
             List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

          Number of Other Included Managers:        0

          Form 13F Information Table Entry Total:   68

          Form 13F Information Table Value Total:   $401,261 (thousands)

List of Other Included Managers: NONE



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

                           FORM 13F INFORMATION TABLE

FORM 13-F 06/30/09
REPORTING MANAGER:

CAK CAPITAL MANAGEMENT, INC. D/B/A KNOTT CAPITAL MANAGEMENT


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABerdeen Asia Pac Income       COM              003009107      617   110500 SH       SOLE                   110500
                                                                70    12500 SH       OTHER                   12500
AT&T Inc.                      COM              00206R102    14500   583742 SH       SOLE                   583742
                                                               266    10700 SH       OTHER                   10700
Advanced Micro Device          COM              007903107       58    15000 SH       OTHER                   15000
Air Products & Chemicals       COM              009158106    14207   219951 SH       SOLE                   219951
                                                                 7      110 SH       OTHER                     110
American Home Food Products    COM              026599100       49   396587 SH       SOLE                   396587
Automatic Data Processing Inc. COM              053015103    13618   384251 SH       SOLE                   384251
                                                                18      500 SH       OTHER                     500
Bristol-Myers Squibb           COM              110122108       67     3300 SH       SOLE                     3300
                                                               948    46700 SH       OTHER                   46700
CA Inc.                        COM              12673P105    12379   710229 SH       SOLE                   710229
                                                                77     4390 SH       OTHER                    4390
CVS Corp                       COM              126650100    17556   550852 SH       SOLE                   550852
                                                                10      310 SH       OTHER                     310
Colgate-Palmolive              COM              194162103    17936   253547 SH       SOLE                   253547
                                                                11      155 SH       OTHER                     155
ConocoPhillips                 COM              20825C104    11491   273198 SH       SOLE                   273198
                                                               168     4000 SH       OTHER                    4000
Devon Energy Corp              COM              25179M103    11852   217461 SH       SOLE                   217461
                                                               109     2005 SH       OTHER                    2005
Diageo                         COM              25243Q205    15540   271443 SH       SOLE                   271443
                                                                11      200 SH       OTHER                     200
Exxon Mobil Corporation        COM              30231G102    14923   213462 SH       SOLE                   213462
                                                               141     2010 SH       OTHER                    2010
General Dynamics               COM              369550108    15303   276285 SH       SOLE                   276285
                                                                 6      100 SH       OTHER                     100
Gilead Sciences Inc.           COM              375558103    16302   348029 SH       SOLE                   348029
                                                               208     4440 SH       OTHER                    4440
Google Inc                     COM              38259P508    14049    33323 SH       SOLE                    33323
                                                               304      720 SH       OTHER                     720
Hewlett-Packard Co             COM              428236103    16439   425330 SH       SOLE                   425330
                                                                59     1530 SH       OTHER                    1530
IBM Corp                       COM              459200101    17830   170756 SH       SOLE                   170756
                                                               261     2495 SH       OTHER                    2495
JPMorgan Chase & Co            COM              46625H100     4497   131851 SH       SOLE                   131851
                                                                 3       75 SH       OTHER                      75
L-3 Communications             COM              502424104    11022   158861 SH       SOLE                   158861
                                                                27      395 SH       OTHER                     395
Life Technologies              COM              53217V109    13330   319515 SH       SOLE                   319515
                                                               208     4975 SH       OTHER                    4975
Microsoft Corporation          COM              594918104    19792   832660 SH       SOLE                   832660
                                                                48     2000 SH       OTHER                    2000
Monsanto Co                    COM              61166W101    15126   203464 SH       SOLE                   203464
                                                               129     1730 SH       OTHER                    1730
Oneok Partners, L.P.           COM              68268N103      229     5000 SH       OTHER                    5000
Oracle Corporation             COM              68389X105    13728   640905 SH       SOLE                   640905
                                                                39     1840 SH       OTHER                    1840
PepsiCo Inc.                   COM              713448108    16859   306746 SH       SOLE                   306746
Range Resources Corp           COM              75281A109     7798   188315 SH       SOLE                   188315
                                                               211     5100 SH       OTHER                    5100
State Street Corp              COM              857477103     5711   120990 SH       SOLE                   120990
Streettracks Gold Trust        COM              78463V107      214     2350 SH       SOLE                     2350
Teva Pharmaceutical            COM              881624209    20091   407192 SH       SOLE                   407192
                                                                13      255 SH       OTHER                     255
Thermo Fischer Sciences        COM              883556102    14902   365513 SH       SOLE                   365513
                                                               191     4695 SH       OTHER                    4695
Total SA                       COM              89151E109    18013   332164 SH       SOLE                   332164
                                                               226     4175 SH       OTHER                    4175
WHITING USA TR.I               COM              966389108       28     2500 SH       SOLE                     2500
                                                               222    20000 SH       OTHER                   20000
Walgreen Company               COM              931422109       65     2200 SH       SOLE                     2200
                                                              1617    55000 SH       OTHER                   55000
Windstream Corporation         COM              97381W104       84    10000 SH       OTHER                   10000
Wyeth                          COM              983024100     1157    25500 SH       OTHER                   25500
XTO Energy Inc                 COM              98385X106     8195   214855 SH       SOLE                   214855
                                                               100     2610 SH       OTHER                    2610


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